Intangible Assets, net - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Less: accumulated depreciation and amortization	¥ (2,302)	¥ (211)	¥ (40)
Intangible Assets, net	9,426	5,313	402
Software and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	11,051	¥ 5,524	¥ 442
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	¥ 677